Capital and financial risk management - Credit risk - Operating activities - Trade receivables past due (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Credit risk for trade receivables
Gross carrying amount	€ 2,292	€ 2,816
Expected credit loss allowance	(1,256)
Allowances for bad and doubtful debt		(1,198)
Net carrying amount	1,036	1,618
30 days or less
Credit risk for trade receivables
Gross carrying amount	448	810
Expected credit loss allowance	(94)
Allowances for bad and doubtful debt		(32)
Net carrying amount	354	778
Between 31 and 60 days
Credit risk for trade receivables
Gross carrying amount	253	226
Expected credit loss allowance	(64)
Allowances for bad and doubtful debt		(35)
Net carrying amount	189	191
Between 61 and 180 days
Credit risk for trade receivables
Gross carrying amount	550	530
Expected credit loss allowance	(216)
Allowances for bad and doubtful debt		(206)
Net carrying amount	334	324
Greater than 180 days
Credit risk for trade receivables
Gross carrying amount	1,041	1,250
Expected credit loss allowance	(882)
Allowances for bad and doubtful debt		(925)
Net carrying amount	€ 159	€ 325